Commitments and Contingencies (Predecessor) (Tables)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Commitments and Contingencies [Line Items]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at June 30, 2023. For index-linked time charter contracts the calculation was made using the charter rates that prevail at the balance sheet date for index-linked time charters and the fixed rates for fixed periods time charters (these amounts do not include any assumed off-hire).

Twelve month periods ending June 30,	Amount
2024	20,918
2025	1,810
Total	22,728

United Maritime Predecessor [Member]
Commitments and Contingencies [Line Items]
Future Minimum Contractual Charter Revenue
The following table sets forth the Subsidiary’s future minimum contractual charter revenue based on vessel’s committed non-cancelable time charter contracts as at June 30, 2022 using the charter rates that prevail at the balance sheet date for index-linked time charters (these amounts do not include any assumed off-hire):

Twelve month periods ending June 30,	Amount
2023	4,888,965
Total	4,888,965